Fair Value Measurements - Schedule of Financial Instruments Measured or Disclosed at Fair Value on a Recurring Basis and Non-Recurring Fair Value Measurements (Details) ¥ in Thousands, $ in Thousands	9 Months Ended			12 Months Ended
	Sep. 30, 2020 CNY (¥)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 CNY (¥)	Dec. 31, 2019 CNY (¥)	Sep. 30, 2020 USD ($)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Long-term investments, Total losses	¥ (73,199)	$ (10,781)	¥ (27,100)
Equity investments at fair value without readily determinable fair value	2,665,213			¥ 1,812,810	$ 392,544
Equity investments at fair value without readily determinable fair value, Total Gain/ (Losses)	38,100	5,612	¥ 6,076
Fair Value Measurements, Non-recurring
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Long-term investments, Total losses	(73,199)	(10,781)		(169,374)
Intangible assets, net, Total losses				(99,096)
Equity investments at fair value without readily determinable fair value, Total Gain/ (Losses)	38,100	5,612		7,024
Fixed assets	(95,111)				(14,008)
Prepayments and other assets, Total losses	(48,423)				(7,132)
Produced content monetized on its own	(186,933)				$ (27,532)
Significant Other Observable Inputs (Level 2) | Short-term Investments | Fair Value Measurements, Recurring
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Available-for-sale debt securities	791,593			890,459
Held-to-maturity debt securities	2,812,298			3,688,854
Significant Other Observable Inputs (Level 2) | Long-term Investments | Fair Value Measurements, Recurring
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Held-to-maturity debt securities	495,533			490,799
Significant Other Observable Inputs (Level 2) | Convertible Senior Notes | Fair Value Measurements, Recurring
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Convertible senior notes	13,280,458			14,142,006
Significant Unobservable Inputs (Level 3) | Fair Value Measurements, Recurring
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Available-for-sale debt security				10,259
Significant Unobservable Inputs (Level 3) | Fair Value Measurements, Non-recurring
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Intangible assets, net				72,302
Equity investments at fair value without readily determinable fair value	101,594			44,198
Prepayments and other assets	110,000
Produced content monetized on its own	29,907
Significant Unobservable Inputs (Level 3) | Prepayment and Other Assets | Fair Value Measurements, Recurring
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Option to purchase equity interests of a listed company				¥ 14
Licensed Copyrights [Member] | Mainland China Film Group [Member] | Fair Value Measurements, Non-recurring
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Mainland China film group Total Gain/(losses)	(390,299)	(57,485)
Licensed Copyrights [Member] | Mainland China Film Group [Member] | Significant Unobservable Inputs (Level 3) | Fair Value Measurements, Non-recurring
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Mainland China film group	7,186,037
Produced Content [Member] | Mainland China Film Group [Member] | Fair Value Measurements, Non-recurring
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Mainland China film group Total Gain/(losses)	(209,701)	$ (30,886)
Produced Content [Member] | Mainland China Film Group [Member] | Significant Unobservable Inputs (Level 3) | Fair Value Measurements, Non-recurring
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Mainland China film group	¥ 4,124,114